Accounting principles - Consumer Receivales (Details) - Fair Financing receivables	12 Months Ended
Dec. 31, 2025
Minimum
Disclosure of financial assets [line items]
Consumer receivables, installment plan, period	3 months
Maximum
Disclosure of financial assets [line items]
Consumer receivables, installment plan, period	48 months